CONCESSIONS PAYABLE - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Judicial deposits	R$ 26,064	R$ 24,125